NOTE 12 - STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)			3 Months Ended			9 Months Ended		12 Months Ended
	Nov. 12, 2020	Nov. 06, 2020	Jun. 30, 2021	Mar. 31, 2021	Mar. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 30, 2020	Dec. 30, 2019
Class of Stock [Line Items]
Preferred Stock, Shares Authorized						25,000,000		25,000,000	25,000,000
Preferred Stock, Par or Stated Value Per Share						$ 0.001		$ 0.001	$ 0.001
Preferred Stock, Voting Rights						The holder of the Special 2019 Series A Preferred Stock is entitled to 60% of all votes entitled to vote at each meeting of stockholders of the Corporation (and written actions of stockholders in lieu of meetings) with respect to any and all matters presented to the stockholders of the Corporation for their action or consideration
[custom:PurchaseOfSpecial2019SeiresAPreferredShareAsTreasuryStock]									$ 60,000
Treasury Stock, Preferred, Value								$ 60,000	$ 60,000
Stock Issued During Period, Value, Issued for Services				$ 60,000
Stockholders' Equity, Reverse Stock Split								On August 13, 2020, we effected a 555-to-1 reverse split of our common stock. As a result of the reverse split, every 555 pre-split shares of the Company’s common stock outstanding on the effective date of the reverse split were automatically combined into one new share of common stock without any action on the part of the holders, and the number of outstanding shares of common stock was reduced from approximately 99,065,205 to approximately 179,444 (subject to the rounding up of fractional shares). All historical share balances and share price-related data in this annual report have been adjusted based on the 555-to-1 reverse split ratio
Common Stock, Shares Authorized						3,000,000,000		3,000,000,000	3,000,000,000
Common Stock, Par or Stated Value Per Share						$ 0.01		$ 0.01	$ 0.01
[custom:CommonStockIssuedForSettlementOfDebtValue1]			$ 45,000			$ 45,000
Stock Issued During Period, Value, New Issues					$ 239,635			$ 239,635	$ 2,066,805
Common Stock, Shares, Outstanding						140,102,075		132,565,225	126,902,749
Officer Issuance [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Issued for Services		6,000,000
Stock Issued During Period, Value, Issued for Services		$ 6,000
Common Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Issued for Services				24,000
Stock Issued During Period, Value, Issued for Services				$ 240
[custom:CommonStockIssuedForSettlementOfDebtShares]			4,500,000			4,500,000		439,998	9,861,345
[custom:CommonStockIssuedForSettlementOfDebtValue1]			$ 45,000			$ 45,000		$ 403,880	$ 632,136
Stock Issued During Period, Shares, New Issues					468,582			468,582	4,041,407
Stock Issued During Period, Value, New Issues					$ 4,686			$ 4,686	$ 40,414
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized						1		1	1
Preferred Stock, Par or Stated Value Per Share						$ 0.001		$ 0.001		$ 0.001	$ 0.001
Preferred Stock, Convertible, Terms								On March 12, 2021, the Company amended the designation of the Special 2019 Series A preferred share and removed the right of the holder to convert the 2019 Special A preferred share to 500,000,000 common stocks of the Company.
Preferred Stock, Voting Rights								The holder of the Special 2019 Series A Preferred Stock is entitled to 60% of all votes entitled to vote at each meeting of stockholders of the Corporation (and written actions of stockholders in lieu of meetings) with respect to any and all matters presented to the stockholders of the Company for their action or consideration.
Preferred Stock, Shares Outstanding						1		0
Preferred Stock, Shares Issued						1		0	0
Preferred Class A [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized								5,000,000	5,000,000
Preferred Stock, Par or Stated Value Per Share								$ 0.001	$ 0.001
Preferred Stock, Voting Rights								The holders of Class A Preferred Stock had the equivalent of 10 votes of common stock per one share held, and 10 to 1 conversion rights into shares of our common stock
Preferred Stock, Shares Outstanding								0	0
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized								12,000,000	12,000,000
Preferred Stock, Par or Stated Value Per Share								$ 0.001	$ 0.001
Preferred Stock, Convertible, Terms								Holders of the Series B Preferred Stock shall after two years of issuance, convert this Class B Preferred Stock based on each Class B Preferred Share equaling .00001% of the total issued and outstanding Common shares of the Company. In the event of a merger, reorganization, recapitalization or similar event of or with respect to the Corporation (other than a Corporate Change in which the Corporation is the surviving entity), this Class B Preferred Stock shall be converted based on each Class B Preferred Share equaling .00001% of the total issued and outstanding shares of common stock of the Company
Preferred Stock, Shares Outstanding								2
Stockholders' Equity, Reverse Stock Split	On November 12, 2020 the Company did a reverse split of the Class B Preferred Stock on a one(1) share for each six million (6,000,000) Share basis.
Preferred Stock, Shares Issued								2	0
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized								5,000,000	5,000,000
Preferred Stock, Par or Stated Value Per Share								$ 0.001	$ 0.001
Preferred Stock, Voting Rights								Each shareholder of Convertible Preferred Series C Stock had one thousand (1,000) votes per share and may vote along with the Common Stock. The holder had no right to receive dividends and the right to convert into one thousand (1,000) shares of Common Stock. Each share had a liquidation preference of $.125 per share.
Preferred Stock, Shares Outstanding								0	0
Preferred Stock, Shares Issued								0	0